Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 586,407,305.70
Previously Paid Amount	0.00
Total Fee Amount	89,778.96
Total Offset Amount	0.00
Net Fee	$ 89,778.96